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OPPENHEIMER DISCOVERY FUND
Semiannual Report March 31, 1997

[PHOTO]

"To get high
GROWTH,
we know we
have to invest
aggressively
for the
LONG TERM."

[LOGO]

OPPENHEIMERFUNDS
THE RIGHT WAY TO INVEST

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
                               This Fund is for people who want to take
                               part in the investment opportunities offered
                               by fast-growing companies.

       --------
         NEWS                  ---------------------------------------------------------------------------------------------------
       --------                How Your Fund Is Managed
                               ---------------------------------------------------------------------------------------------------

                               Oppenheimer Discovery Fund seeks capital              or services and innovators in leading-edge
                               appreciation by investing in small- and               sectors of the economy. Although small-cap
    BEAT THE AVERAGE           medium-sized emerging growth companies,               stocks may be subject to the risk of more
                               including "small-cap" stocks. These stocks are        severe price fluctuations than the stocks of
                               expected to provide higher growth potential           larger companies, small-cap stocks have a
Cumulative Total Return for    over the long term than stocks of larger, more        history of often outperforming larger-cap
the 10-Year Period Ended       established companies because emerging growth         common stocks over long periods of time.
3/31/97:                       businesses are often developers of new products

Oppenheimer Discovery Fund     ---------------------------------------------------------------------------------------------------
Class A Shares (at net         Performance
asset value)(1)                ---------------------------------------------------------------------------------------------------

                               Total returns for the six months ended 3/31/97        period ended 3/31/97 and since inception on
        240.98%                were (18.26)% for Class A shares, (18.55)% for        4/1/94 were (11.20)% and 7.91%, respectively.
                               Class B shares, (18.56)% for Class C shares and       For Class C shares, average annual total
                               (18.13)% for Class Y shares, without deducting        returns for the 1-year period ended 3/31/97
Lipper Small Cap Growth        sales charges.(1)                                     and since inception on 10/2/95 were (7.76)%
Average for 49 Funds for                                                             and 2.80%, respectively. For Class Y shares,
the 10-Year Period Ended           Your Fund's average annual total returns for      average annual total returns for the 1-year
3/31/97(3)                     Class A shares for the 1-, 5- and 10-year             period ended 3/31/97 and since inception on
                               periods ended 3/31/97 were (11.60)%, 9.35% and        6/1/94 were (5.95)% and 12.28%,
                               12.38%, respectively. For Class B shares,             respectively.(2)
        195.09%                average annual total returns for the 1-year

                               ---------------------------------------------------------------------------------------------------
                               Outlook
                               ---------------------------------------------------------------------------------------------------


                               "We remain confident that by selectively              the stage for strong performance
                               choosing a carefully diversified portfolio            when the small-cap market rebounds."
                               of small-cap stocks, we should be setting


                                                                                                    JAY TRACEY, PORTFOLIO MANAGER
                                                                                                                   MARCH 31, 1997

                               Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND
                               RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT
                               RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S
                               SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
                               (1) Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
                               (2) Class A returns include the current maximum initial sales charge of 5.75%. Class B returns include the applicable contingent deferred sales charge of 5% (1 year) and 3% (since inception).
                               Class C returns include the 1% contingent deferred sales charge for the 1-year result. The Fund also offers Class Y shares, but only to certain institutional investors and not to members of the public. An explanation of the different total returns is in the Fund's prospectus. Class B and
                               Class C shares are subject to an annual 0.75% asset-based sales charge.
                               (3) Source: Lipper Analytical Services, 3/31/97. The Lipper average is shown for comparative purposes only. Funds included in the index may have different investment policies and risks than the Fund. Oppenheimer Discovery Fund is characterized by Lipper as a small cap growth fund.
                               Lipper performance is based on total return and does not take sales charges into account.
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                               2  Oppenheimer Discovery Fund

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                               Dear Shareholder,

      [photo]                  As we advised you at year end, we don't expect 1997's stock market to report the record-breaking returns we saw last year. However, we do believe it may be a period in which investors can take
Bridget A. Macaskill           advantage of some great buying opportunities created by lower stock valuations. Our optimism can
President                      be traced to solid economic fundamentals that should remain stable throughout the calendar year
Oppenheimer                    and the robust investing habits of aging baby boomers.
Discovery Fund                      First, the economy has been expanding slowly, but steadily. Interest rates have remained relatively low despite the Federal Reserve's recent increase in short-term rates. In turn, low interest rates translate into reduced borrowing rates for companies and individuals. Companies have taken advantage of the savings by using it to improve their technologies, thereby increasing their productivity and efficiency. By downsizing and implementing other cost-cutting strategies, companies in the United States should now be better equipped to compete globally.
                                   In addition, inflation has been at its lowest level in three decades. While it's true that an increase in interest rates often indicates an accelerating economy, the Federal Reserve has been quick to acknowledge that inflation and growth are under control. In fact, they've labeled the recent move as a "preemptive" act to keep inflation at these low levels and extend the economy's healthy growth cycle.
                                   Second, monthly cash flows into mutual funds have been higher, largely due to the savings pattern of the baby boomers. The first wave of this generation--those just turning 50--are beginning to direct more money toward their retirement. Concerned about proposed cutbacks in Social
                               Security benefits, more and more individuals believe they will have to fund a large portion of their retirement themselves. And, as they gradually pay off their children's college expenses and reduce their mortgages, they are positioned to save more aggressively.
                                   For these reasons we remain confident about the opportunities available in the stock market this year. Of course, selectivity will be the key to allocating an effective portfolio.
                               Therefore, it will be important to base choices on the individual merits of a company, such as strong management, fundamental business policies and long-term prospects for the future. And for investors, as always, maintaining a long-term time horizon is essential. Because, while short-term swings will certainly occur and past performance is no guarantee of future results, the markets long-term trend has been to move higher and higher.
                                   Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds, THE RIGHT WAY TO INVEST.
                               We look forward to helping you reach your investment goals in the future.

                               /s/ Bridget A. Macaskill

                               Bridget A. Macaskill

                               April 21, 1997
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                               3  Oppenheimer Discovery Fund

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                               Q + A


                               An interview with your Fund's managers.

Q   What areas                 HOW HAS THE FUND PERFORMED?
are you currently
targeting?                     Because investors had a preference for more conservative, large-cap stocks during the second half of 1996, the performance of small-cap investments has been relatively disappointing. However, as the momentum between small- and large-cap stocks has historically swung back and forth, we do not view the current trend as either unusual or permanent. Indeed, Oppenheimer Discovery Funds universe of emerging-growth stocks has become attractively valued and appears poised to perform much better over the intermediate to long term.
                               WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?
                               The energy sector, specifically the oil-services group, clearly produced the most gains during the past six months. Improved business fundamentals led to significant earnings gains for many of these companies; in particular, the Funds offshore-drilling companies benefited from higher activity and better pricing.
                                   In addition, several of the Fund's technology holdings made positive contributions to performance. For example, we held shares of a software company that leads the market for anti-virus products. Thanks to the convenient way the Internet allows sharing information across the globe, this business has enjoyed explosive growth in sales and profits as computer system owners worked to protect their systems from corruption.(1)
                               WERE THERE ANY INVESTMENTS THAT PERFORMED POORLY?
                               The general malaise in the small-cap market tainted most small-cap performance this period, including companies within the healthcare sector. This was partly a result of fears about future cuts in Medicare and Medicaid reimbursement.


                               (1) The Fund's portfolio is subject to change.
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                               4  Oppenheimer Discovery Fund

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FACING PAGE                    Also, certain isolated earnings disappointments raised concerns that devalued virtually the
Top left: Jay Tracey,          entire healthcare sector, which in turn, hurt performance.
Portfolio Manager              WHAT TYPES OF COMPANIES ARE YOU CURRENTLY TARGETING?
                               We follow a bottom-up stock selection process. We begin by researching individual companies
Top right: Robert Doll,        across all industries that are showing strong sales and earnings trends. We then consider the
Executive VP, Director of      company's sustainability of that growth in light of market demand for the company's products and/or
Equity Investments             services, as well as the strength of its competitive positions. Based on this information, we make our selections, bearing in mind that while an industry may be out of favor, strong
Bottom: Michael Levine,        individual companies can still make sense as investments for the Fund's portfolio.
Member of Equity                   Lately, we have made several selections within the energy sector. These stocks earned
Investments Team               excellent returns in 1996.  And, we believe the economic environment should continue to foster good performance through 1997 and into next year.
THIS PAGE                          We've also taken advantage of a recent price weakness to add to our technology holdings. One
Top: Richard Rubinstein,       example is a business that specializes in front office automation software. Their product enables
Member of Equity               firms to automate customer service functions for greater efficiency and gives sales people
Investments Team               working in field locations more technological capabilities.
                                   Finally, we are currently streamlining the number of holdings in the portfolio, maintaining
Bottom: Paul LaRocco,          higher weightings in key positions, while keeping the Fund fully diversified. The purpose is to
Member of Equity               increase the Fund's focus on successful investments we believe will continue to prosper.
Investments Team               WHAT IS THE OUTLOOK FOR THE FUND?
                               Small-cap stocks have always been considered an attractive investment option for investors
A  Lately, we have made        seeking higher growth potential. And, todays environment is no exception. In fact, small-cap
several selections             stocks seem even more appealing today because of their lower valuations. We remain confident that
within the energy sector.      by selectively choosing a carefully diversified portfolio of small-cap stocks, we should be setting the stage for strong performance when the small-cap market rebounds. / /
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                               5  Oppenheimer Discovery Fund

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FINANCIALS

CONTENTS


STATEMENT OF INVESTMENTS                    7
STATEMENT OF ASSETS AND LIABILITIES        13
STATEMENT OF OPERATIONS                    14
STATEMENTS OF CHANGES IN NET ASSETS        15
FINANCIAL HIGHLIGHTS                       16
NOTES TO FINANCIAL STATEMENTS              18


6  Oppenheimer Discovery Fund

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                             STATEMENT OF INVESTMENTS   March 31, 1997 (Unaudited)

                                                                                   FACE          MARKET VALUE
                                                                                   AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--9.7%
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                             Associates Corp. of North America, 6.75%, 4/1/97(1)   $44,300,000   $   44,300,000
                             ----------------------------------------------------------------------------------
                             Dean Witter, Discover & Co., 5.30%, 4/4/97(1)          25,000,000       24,988,917
                             ----------------------------------------------------------------------------------
                             Ford Motor Credit Co., 5.34%, 4/7/97(1)                50,000,000       49,955,500
                                                                                                 --------------
                             Total Short-Term Notes (Cost $119,244,417)                             119,244,417

---------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS
AND NOTES--0.0%
---------------------------------------------------------------------------------------------------------------
                             Physicians Clinical Laboratory, Inc., 7.50% Cv.
                             Sub. Debs., 8/15/00 (Cost $4,098,554)(2)(3)             4,000,000           40,000


                                                                                   SHARES
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS--82.3%
---------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--13.2%
---------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--3.2%        Alrenco, Inc.(4)                                          300,000        3,300,000
                             ----------------------------------------------------------------------------------
                             Coachmen Industries, Inc.                                 200,000        3,775,000
                             ----------------------------------------------------------------------------------
                             Diamond Home Services, Inc.(4)                            277,500        4,960,312
                             ----------------------------------------------------------------------------------
                             Fairfield Communities, Inc.(4)                            200,000        5,000,000
                             ----------------------------------------------------------------------------------
                             NHP, Inc.(4)                                              140,000        3,255,000
                             ----------------------------------------------------------------------------------
                             OEA, Inc.(5)                                              240,000       10,020,000
                             ----------------------------------------------------------------------------------
                             Team Rental Group, Inc.(4)                                200,000        4,200,000
                             ----------------------------------------------------------------------------------
                             Wilmar Industries, Inc.(4)                                280,000        4,340,000
                                                                                                 --------------
                                                                                                     38,850,312

---------------------------------------------------------------------------------------------------------------
LEISURE &                    Applebee's International, Inc.                            130,000        3,136,250
ENTERTAINMENT--4.3%          ----------------------------------------------------------------------------------
                             Cinar Films, Inc., Cl. B(4)                               465,000       11,392,500
                             ----------------------------------------------------------------------------------
                             CKE Restaurants, Inc.                                     460,300       10,184,137
                             ----------------------------------------------------------------------------------
                             Coach USA, Inc.(4)                                        400,000       11,600,000
                             ----------------------------------------------------------------------------------
                             Einstein/Noah Bagel Corp.(4)                              240,000        6,030,000
                             ----------------------------------------------------------------------------------
                             Signature Resorts, Inc.(4)                                200,000        4,700,000
                             ----------------------------------------------------------------------------------
                             Silver Diner, Inc.(2)(4)(6)                               700,000        2,285,938
                             ----------------------------------------------------------------------------------
                             Sodak Gaming, Inc.(4)                                     250,000        2,687,500
                                                                                                 --------------
                                                                                                     52,016,325

---------------------------------------------------------------------------------------------------------------
MEDIA--0.6%                  Heftel Broadcasting Corp., A Shares(4)                    150,000        6,975,000
---------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--1.4%        North Face, Inc. (The)(4)                                 300,000        4,987,500
                             ----------------------------------------------------------------------------------
                             Wolverine World Wide, Inc.                                326,500       11,917,250
                                                                                                 --------------
                                                                                                     16,904,750

---------------------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--3.7%      American Pad & Paper Co.(4)                               400,000        6,000,000
                             ----------------------------------------------------------------------------------
                             Central Garden & Pet Co.(4)                               300,000        5,437,500
                             ----------------------------------------------------------------------------------
                             Linens 'N Things, Inc.(4)                                 350,000        8,181,250
                             ----------------------------------------------------------------------------------
                             Marks Bros. Jewelers, Inc.(4)                             200,000        2,350,000
                             ----------------------------------------------------------------------------------
                             MSC Industrial Direct Co., Inc., Cl. A(4)                 400,000       11,650,000
                             ----------------------------------------------------------------------------------
                             Petco Animal Supplies, Inc.(4)                            500,000       11,750,000
                                                                                                 --------------
                                                                                                     45,368,750
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                             7  Oppenheimer Discovery Fund

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                             STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                 MARKET VALUE
                                                                                   SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS
--18.4%
---------------------------------------------------------------------------------------------------------------
FOOD--1.6%                   JP Foodservice, Inc.(4)                                   500,000   $   13,812,500
                             ----------------------------------------------------------------------------------
                             Richfood Holdings, Inc.                                   330,000        6,187,500
                                                                                                 --------------
                                                                                                     20,000,000

---------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--6.1%       Alpha-Beta Technology, Inc.(4)                            228,100        2,423,563
                             ----------------------------------------------------------------------------------
                             Applied Analytical Industries, Inc.(4)                    180,000        3,510,000
                             ----------------------------------------------------------------------------------
                             Biocompatibles International plc(4)                       498,044        9,896,352
                             ----------------------------------------------------------------------------------
                             Dura Pharmaceuticals, Inc.(4)                             300,000       10,725,000
                             ----------------------------------------------------------------------------------
                             Ethical Holdings plc, Sponsored ADR(4)                    500,000        2,500,000
                             ----------------------------------------------------------------------------------
                             Global Pharmaceutical Corp.(4)                            200,000        1,650,000
                             ----------------------------------------------------------------------------------
                             Human Genome Sciences, Inc.(4)                            200,000        6,500,000
                             ----------------------------------------------------------------------------------
                             Incyte Pharmaceuticals, Inc.(4)                           175,000        9,100,000
                             ----------------------------------------------------------------------------------
                             Kos Pharmaceuticals, Inc.(4)                              300,000        6,000,000
                             ----------------------------------------------------------------------------------
                             Millennium Pharmaceuticals, Inc.(4)                       250,000        3,406,250
                             ----------------------------------------------------------------------------------
                             Norland Medical Systems, Inc.(4)(6)                       480,000        3,120,000
                             ----------------------------------------------------------------------------------
                             Parexel International Corp.(4)                            400,000        9,200,000
                             ----------------------------------------------------------------------------------
                             SangStat Medical Corp.(4)                                 250,000        6,781,250
                                                                                                 --------------
                                                                                                     74,812,415

---------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES &        American Medserve Corp.(4)                                425,000        4,993,750
SERVICES--10.7%              ----------------------------------------------------------------------------------
                             AmeriSource Health Corp., Cl. A(4)                        330,000       14,437,500
                             ----------------------------------------------------------------------------------
                             Calypte Biomedical Corp.(4)                               320,000        2,200,000
                             ----------------------------------------------------------------------------------
                             Capstone Pharmacy Services, Inc.(4)                       600,000        6,600,000
                             ----------------------------------------------------------------------------------
                             Covance, Inc.(4)                                          300,000        4,837,500
                             ----------------------------------------------------------------------------------
                             EP MedSystems, Inc.(4)(6)                                 400,000        2,000,000
                             ----------------------------------------------------------------------------------
                             ESC Medical Systems Ltd.(4)                               160,000        4,040,000
                             ----------------------------------------------------------------------------------
                             Gulf South Medical Supply, Inc.(4)                        350,000        6,781,250
                             ----------------------------------------------------------------------------------
                             Henry Schein, Inc.(4)                                     304,500        8,830,500
                             ----------------------------------------------------------------------------------
                             HumaScan, Inc.(4)(6)                                      584,500        6,173,781
                             ----------------------------------------------------------------------------------
                             Integrated Living Communities, Inc.(4)                    264,100        1,584,600
                             ----------------------------------------------------------------------------------
                             Lincare Holdings, Inc.(4)                                 150,000        6,187,500
                             ----------------------------------------------------------------------------------
                             OccuSystems, Inc.(4)                                      350,000        7,875,000
                             ----------------------------------------------------------------------------------
                             Omnicare, Inc.                                            350,000        8,225,000
                             ----------------------------------------------------------------------------------
                             Pediatrix Medical Group, Inc.(4)                          350,000       11,506,250
                             ----------------------------------------------------------------------------------
                             PhyCor, Inc.(4)                                           200,000        5,450,000
                             ----------------------------------------------------------------------------------
                             Rural/Metro Corp.(4)                                      105,300        3,211,650
                             ----------------------------------------------------------------------------------
                             Serologicals Corp.(4)                                     495,500        7,432,500
                             ----------------------------------------------------------------------------------
                             Superior Consultant Holdings Corp.(4)                     200,000        3,550,000
                             ----------------------------------------------------------------------------------
                             Total Renal Care Holdings, Inc.(4)                        300,000        9,112,500
                             ----------------------------------------------------------------------------------
                             Ventana Medical Systems, Inc.(4)                          425,000        5,950,000
                                                                                                 --------------
                                                                                                    130,979,281
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                             8  Oppenheimer Discovery Fund

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                                                                                                 MARKET VALUE
                                                                                   SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
ENERGY--7.4%
---------------------------------------------------------------------------------------------------------------
ENERGY SERVICES &            Brown (Tom), Inc.(4)                                      350,000   $    6,475,000
PRODUCERS--7.3%              ----------------------------------------------------------------------------------
                             Core Laboratories NV(4)                                   200,000        3,550,000
                             ----------------------------------------------------------------------------------
                             Cross Timbers Oil Co.                                     450,000        7,031,250
                             ----------------------------------------------------------------------------------
                             Diamond Offshore Drilling, Inc.(4)                        120,000        8,220,000
                             ----------------------------------------------------------------------------------
                             Energy Ventures, Inc.(4)                                  287,600       17,723,350
                             ----------------------------------------------------------------------------------
                             Falcon Drilling Co., Inc.(4)                              120,000        4,440,000
                             ----------------------------------------------------------------------------------
                             FX Energy, Inc.(4)                                        500,000        5,312,500
                             ----------------------------------------------------------------------------------
                             Nabors Industries, Inc.(4)                                400,000        7,800,000
                             ----------------------------------------------------------------------------------
                             Newfield Exploration Co.(4)                               210,000        3,990,000
                             ----------------------------------------------------------------------------------
                             NUMAR Corp.(4)                                            306,700        6,594,050
                             ----------------------------------------------------------------------------------
                             St. Mary Land & Exploration Co.                           200,000        5,150,000
                             ----------------------------------------------------------------------------------
                             Stone Energy Corp.(4)                                     100,000        2,400,000
                             ----------------------------------------------------------------------------------
                             Trico Marine Services, Inc.(4)                            220,000       10,450,000
                                                                                                 --------------
                                                                                                     89,136,150

---------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--0.1%         Dailey Petroleum Services Corp.(4)(6)                     250,000        1,687,500
---------------------------------------------------------------------------------------------------------------
FINANCIAL--4.6%
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--2.5%  FIRSTPLUS Financial Group, Inc.(4)                        240,000        7,230,000
                             ----------------------------------------------------------------------------------
                             Investors Financial Services Corp.                        185,000        5,665,625
                             ----------------------------------------------------------------------------------
                             Renters Choice, Inc.(4)                                   300,000        4,312,500
                             ----------------------------------------------------------------------------------
                             Rockford Industries, Inc.(4)(6)                           400,000        3,300,000
                             ----------------------------------------------------------------------------------
                             Winthrop Resources Corp.                                  330,000        9,817,500
                                                                                                 --------------
                                                                                                     30,325,625

---------------------------------------------------------------------------------------------------------------
INSURANCE--2.1%              CapMAC Holdings, Inc.                                     550,000       14,643,750
                             ----------------------------------------------------------------------------------
                             Executive Risk, Inc.                                      250,000       11,593,750
                                                                                                 --------------
                                                                                                     26,237,500

---------------------------------------------------------------------------------------------------------------
INDUSTRIAL--18.2%
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--14.2%   Abacus Direct Corp.(4)                                    300,000        6,375,000
                             ----------------------------------------------------------------------------------
                             ABR Information Services, Inc.(4)                         170,000        3,060,000
                             ----------------------------------------------------------------------------------
                             Acxiom Corp.(4)                                           450,000        6,468,750
                             ----------------------------------------------------------------------------------
                             Affiliated Computer Services, Inc., Cl. A(4)              400,000        9,150,000
                             ----------------------------------------------------------------------------------
                             Barnett, Inc.(4)                                          250,000        5,125,000
                             ----------------------------------------------------------------------------------
                             CIBER, Inc.(4)                                            350,000        8,837,500
                             ----------------------------------------------------------------------------------
                             CORT Business Services Corp.(4)                           500,000       11,437,500
                             ----------------------------------------------------------------------------------
                             Culligan Water Technologies, Inc.(4)                      100,000        3,912,500
                             ----------------------------------------------------------------------------------
                             Daisytek International Corp.(4)                           311,500        9,734,375
                             ----------------------------------------------------------------------------------
                             DecisionOne Holdings Corp.(4)                             400,000        6,000,000
                             ----------------------------------------------------------------------------------
                             Dynamex, Inc.(4)(6)                                       400,000        2,550,000
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                             9  Oppenheimer Discovery Fund

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

                             STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                 MARKET VALUE
                                                                                   SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES          Eagle USA Airfreight, Inc.(4)                             400,000   $   12,300,000
(CONTINUED)                  ----------------------------------------------------------------------------------
                             IntelliQuest Information Group, Inc.(4)                   400,000        5,600,000
                             ----------------------------------------------------------------------------------
                             Leap Group, Inc. (The)(4)                                 500,000        2,125,000
                             ----------------------------------------------------------------------------------
                             May & Speh, Inc.(4)                                       400,000        3,350,000
                             ----------------------------------------------------------------------------------
                             Osmonics, Inc.(4)                                         250,000        4,562,500
                             ----------------------------------------------------------------------------------
                             Precision Response Corp.(4)                               300,000        7,087,500
                             ----------------------------------------------------------------------------------
                             Registry, Inc.(4)                                         200,000        7,100,000
                             ----------------------------------------------------------------------------------
                             Rental Service Corp.(4)                                   250,000        4,750,000
                             ----------------------------------------------------------------------------------
                             Service Experts, Inc.(4)                                  233,300        5,015,950
                             ----------------------------------------------------------------------------------
                             SITEL Corp.(4)                                            600,000        8,025,000
                             ----------------------------------------------------------------------------------
                             Stericycle, Inc.(4)                                       400,000        3,200,000
                             ----------------------------------------------------------------------------------
                             Transaction Systems Architects, Inc., Cl. A(4)            200,000        5,500,000
                             ----------------------------------------------------------------------------------
                             U.S. Rentals, Inc.(4)                                     250,000        4,531,250
                             ----------------------------------------------------------------------------------
                             United Waste Systems, Inc.(4)                             500,000       18,625,000
                             ----------------------------------------------------------------------------------
                             USA Waste Services, Inc.(4)                               250,000        8,875,000
                                                                                                 --------------
                                                                                                    173,297,825

---------------------------------------------------------------------------------------------------------------
MANUFACTURING--2.0%          Chicago Miniature Lamp, Inc.(4)                           250,000        4,906,250
                             ----------------------------------------------------------------------------------
                             PRI Automation, Inc.(4)                                   210,000       10,027,500
                             ----------------------------------------------------------------------------------
                             U.S. Filter Corp.(4)                                      300,000        9,262,500
                                                                                                 --------------
                                                                                                     24,196,250

---------------------------------------------------------------------------------------------------------------
TRANSPORTATION--2.0%         Genesee & Wyoming, Inc., Cl. A(4)(6)                      236,000        7,493,000
                             ----------------------------------------------------------------------------------
                             Hvide Marine, Inc., Cl. A(4)                              150,000        3,412,500
                             ----------------------------------------------------------------------------------
                             Stolt Comex Seaway SA(4)(6)                               250,000        5,062,500
                             ----------------------------------------------------------------------------------
                             Swift Transportation Co., Inc.(4)                         315,000        8,032,500
                                                                                                 --------------
                                                                                                     24,000,500

---------------------------------------------------------------------------------------------------------------
TECHNOLOGY--18.9%
---------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--0.7%      Citrix Systems, Inc.(4)                                   100,000        1,325,000
                             ----------------------------------------------------------------------------------
                             MicroTouch Systems, Inc.(4)                               247,700        4,892,075
                             ----------------------------------------------------------------------------------
                             Network Computing Devices, Inc.(4)                        260,000        2,762,500
                                                                                                 --------------
                                                                                                      8,979,575

---------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--9.4%      Aspen Technologies, Inc.(4)                               385,000       10,491,250
                             ----------------------------------------------------------------------------------
                             Clarify, Inc.(4)                                          250,000        6,031,250
                             ----------------------------------------------------------------------------------
                             Forte Software, Inc.(4)                                   150,000        3,450,000
                             ----------------------------------------------------------------------------------
                             Global DirectMail Corp.(4)                                250,000        4,343,750
                             ----------------------------------------------------------------------------------
                             HBO & Co.                                                 140,000        6,650,000
                             ----------------------------------------------------------------------------------
                             Indus Group, Inc. (The)(4)                                250,000        3,625,000
                             ----------------------------------------------------------------------------------
                             Integrated Measurement Systems, Inc.(4)                   350,000        5,250,000

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                             10  Oppenheimer Discovery Fund

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

                                                                                                 MARKET VALUE
                                                                                   SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE            IONA Technologies plc, ADR(4)                             150,000   $    2,700,000
(CONTINUED)                  ----------------------------------------------------------------------------------
                             McAfee Associates, Inc.(4)                                240,000       10,620,000
                             ----------------------------------------------------------------------------------
                             National Instruments Corp.(4)                             315,000       10,158,750
                             ----------------------------------------------------------------------------------
                             Rational Software Corp.(4)                                200,000        4,125,000
                             ----------------------------------------------------------------------------------
                             Red Brick Systems, Inc.(4)                                350,000        4,900,000
                             ----------------------------------------------------------------------------------
                             Remedy Corp.(4)                                           100,000        3,825,000
                             ----------------------------------------------------------------------------------
                             Rogue Wave Software, Inc.(4)                              300,000        2,737,500
                             ----------------------------------------------------------------------------------
                             Siebel Systems, Inc.(4)                                   300,000        5,025,000
                             ----------------------------------------------------------------------------------
                             SPSS, Inc.(4)(6)                                          400,000        9,950,000
                             ----------------------------------------------------------------------------------
                             TriTeal Corp.(4)                                          200,000        2,350,000
                             ----------------------------------------------------------------------------------
                             Viasoft, Inc.(4)                                          200,000        6,500,000
                             ----------------------------------------------------------------------------------
                             Visigenic Software, Inc.(4)                               400,000        3,800,000
                             ----------------------------------------------------------------------------------
                             Visio Corp.(4)                                            222,700        8,685,300
                                                                                                 --------------
                                                                                                    115,217,800

---------------------------------------------------------------------------------------------------------------
ELECTRONICS--3.9%            Advanced Technology Materials, Inc.(4)(6)                 450,000        7,762,500
                             ----------------------------------------------------------------------------------
                             ESS Technology, Inc.(4)                                   325,000        7,881,250
                             ----------------------------------------------------------------------------------
                             Novellus Systems, Inc.(4)                                 100,000        6,900,000
                             ----------------------------------------------------------------------------------
                             Pittway Corp., Cl. A                                      250,000       12,125,000
                             ----------------------------------------------------------------------------------
                             Sawtek, Inc.(4)                                           260,000        7,475,000
                             ----------------------------------------------------------------------------------
                             SDL, Inc.(4)                                              300,000        5,137,500
                                                                                                 --------------
                                                                                                     47,281,250

---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-          Comverse Technology, Inc.(4)                              400,000       15,800,000
TECHNOLOGY--4.9%             ----------------------------------------------------------------------------------
                             ICG Communications, Inc.(4)                               150,000        1,706,250
                             ----------------------------------------------------------------------------------
                             ICG Communications, Inc.(2)(4)                            272,500        3,462,453
                             ----------------------------------------------------------------------------------
                             IXC Communications, Inc.(4)                               277,500        5,411,250
                             ----------------------------------------------------------------------------------
                             LCI International, Inc.(4)                                350,000        5,862,500
                             ----------------------------------------------------------------------------------
                             Lightbridge, Inc.(4)                                      550,000        3,781,250
                             ----------------------------------------------------------------------------------
                             Periphonics Corp.(4)                                      560,000        8,260,000
                             ----------------------------------------------------------------------------------
                             Saville Systems Ireland plc, Sponsored ADR(4)             250,000        7,187,500
                             ----------------------------------------------------------------------------------
                             Tel-Save Holdings, Inc.(4)                                600,000        8,700,000
                                                                                                 --------------
                                                                                                     60,171,203

---------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
---------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--1.6%    ACC Corp.(4)                                              200,000        4,450,000
                             ----------------------------------------------------------------------------------
                             McLeod, Inc.(4)                                           200,000        3,550,000
                             ----------------------------------------------------------------------------------
                             Telco Communications Group, Inc.(4)                       350,000        6,956,250
                             ----------------------------------------------------------------------------------
                             West TeleServices Corp.(4)                                350,000        4,506,250
                                                                                                 --------------
                                                                                                     19,462,500
                                                                                                 --------------
                             Total Common Stocks (Cost $874,920,466)                              1,005,900,511


                             11  Oppenheimer Discovery Fund

                             STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                 MARKET VALUE
                                                                                   SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.9%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                             AirNet Communications Corp., Series C(2)(4)               250,000   $    1,500,000
                             ----------------------------------------------------------------------------------
                             Silicon Video Corp., $2.50 Cv., Series D(2)(4)          1,200,000        5,628,000
                             ----------------------------------------------------------------------------------
                             Silicon Video Corp., Series E(2)(4)                       800,000        4,400,000
                                                                                                 --------------
                             Total Preferred Stocks (Cost $8,900,000)                                11,528,000

                                                                                    UNITS
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND
CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------------------
                             PerSeptive Biosystems, Inc. Wts., Exp. 9/03                 2,564               --
                             ----------------------------------------------------------------------------------
                             PerSeptive Biosystems, Inc., Cl. A Wts., Exp. 12/97        40,110               --
                                                                                                 --------------
                             Total Rights, Warrants and Certificates (Cost $261,332)                         --

                                                                                   FACE
                                                                                   AMOUNT
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--7.3%
---------------------------------------------------------------------------------------------------------------
                             Repurchase agreement with J.P. Morgan Securities,
                             Inc., 6.25%, dated 3/31/97, to be repurchased at
                             $88,815,417 on 4/1/97, collateralized by U.S.
                             Treasury Bonds, 8.75%--8.875%, 8/15/17--8/15/20,
                             with a value of $91,052,576 (Cost $88,800,000)        $88,800,000       88,800,000

---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,096,224,769)                                                                    100.2%   1,225,512,928
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                                                              (0.2)      (2,995,136)
                                                                                   -----------   --------------
NET ASSETS                                                                               100.0%  $1,222,517,792
                                                                                   -----------   --------------
                                                                                   -----------   --------------

                             1. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

                             2. Identifies issues considered to be illiquid or restricted--See Note 6 of
                             Notes to Financial Statements.

                             3. Non-income producing--issuer is in default of interest payment.

                             4. Non-income producing security.

                             5. Securities with an aggregate market value of $5,636,250 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

                             6. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the
                             Investment Company Act of 1940, at or during the period ended March 31, 1997.
                             The aggregate fair value of all securities of affiliated companies as of
                             March 31, 1997 amounted to $51,385,219. Transactions during the period in which the issuer was an affiliate are as follows:

                             BALANCE                                                                 BALANCE
                             SEPTEMBER 30, 1996      GROSS ADDITIONS         GROSS REDUCTIONS        MARCH 31, 1997
                             ------------------      ---------------         -------------------     --------------------
                             SHARES    COST          SHARES    COST          SHARES     COST         SHARES    COST
-------------------------------------------------------------------------------------------------------------------------
Advanced Technology
  Materials, Inc.            300,000   $ 2,694,375   150,000   $ 2,367,637        --   $        --   450,000   $5,062,012
-------------------------------------------------------------------------------------------------------------------------
Alrenco, Inc.(7)             440,000     7,038,513    90,000     1,023,750   230,000     4,007,888   300,000    4,054,375
-------------------------------------------------------------------------------------------------------------------------
Belmont Homes, Inc.          600,000     8,450,620   300,000            --   900,000     8,450,620        --           --
-------------------------------------------------------------------------------------------------------------------------
Dailey Petroleum Services
  Corp.                      300,000     2,407,916        --            --    50,000       407,916   250,000    2,000,000
-------------------------------------------------------------------------------------------------------------------------
Dynamex, Inc.                400,000     3,216,874        --            --        --            --   400,000    3,216,874
-------------------------------------------------------------------------------------------------------------------------
EP MedSystems, Inc.          400,000     2,200,000        --            --        --            --   400,000    2,200,000
-------------------------------------------------------------------------------------------------------------------------
Genesse & Wyoming, Inc.,
  Cl. A                      156,000     4,232,874    80,000     2,500,501        --            --   236,000    6,733,375
-------------------------------------------------------------------------------------------------------------------------
HumaScan, Inc.               600,000     3,600,000        --            --    15,500        93,000   584,500    3,507,000
-------------------------------------------------------------------------------------------------------------------------
Inference Corp., Cl. A       360,000     6,099,366        --            --   360,000     6,099,366        --           --
-------------------------------------------------------------------------------------------------------------------------
Norland Medical Systems,
  Inc.                       480,000     4,800,428        --            --        --            --   480,000    4,800,428
-------------------------------------------------------------------------------------------------------------------------
Rockford Industries, Inc.    350,000     3,315,484   150,000     1,751,719   100,000     1,157,969   400,000    3,909,234
-------------------------------------------------------------------------------------------------------------------------
Silver Diner, Inc.           700,000     3,850,000        --            --        --            --   700,000    3,850,000
-------------------------------------------------------------------------------------------------------------------------
SPSS, Inc.                   330,000     3,621,213    70,000     2,053,594        --            --   400,000    5,674,807
-------------------------------------------------------------------------------------------------------------------------
Stolt Comex Seaway SA             --            --   250,000     4,343,750        --            --   250,000    4,343,750
-------------------------------------------------------------------------------------------------------------------------
3-D Geophysical, Inc.        380,000     2,863,675        --            --   380,000     2,863,675        --           --
                                       -----------             -----------             -----------            -----------
                                       $58,391,338             $14,040,951             $23,080,434            $49,351,855
                                       -----------             -----------             -----------            -----------
                                       -----------             -----------             -----------            -----------


                                       7. Not an affiliate as of March 31, 1997.


                                       See accompanying Notes to Financial Statements.

                                       12  Oppenheimer Discovery Fund


                             STATEMENT OF ASSETS AND LIABILITIES   March 31, 1997 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
ASSETS                       Investments, at value--see accompanying statement:
                             Unaffiliated companies (cost $1,050,927,289)                                           $1,174,127,709
                             Affiliated companies (cost $45,297,480)                                                    51,385,219
                             -----------------------------------------------------------------------------------------------------
                             Receivables:
                             Shares of beneficial interest sold                                                          7,705,033
                             Investments sold                                                                            4,107,833
                             Interest and dividends                                                                        121,403
                             -----------------------------------------------------------------------------------------------------
                             Other                                                                                          22,000
                                                                                                                    --------------
                             Total assets                                                                            1,237,469,197

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES                  Bank overdraft                                                                              1,477,795
                             -----------------------------------------------------------------------------------------------------
                             Payables and other liabilities:
                             Shares of beneficial interest redeemed                                                      7,141,415
                             Daily variation on futures contracts--Note 5                                                2,841,942
                             Investments purchased                                                                       1,869,425
                             Distribution and service plan fees                                                            807,043
                             Trustees' fees--Note 1                                                                        212,481
                             Transfer and shareholder servicing agent fees                                                 179,402
                             Other                                                                                         421,902
                                                                                                                    --------------
                             Total liabilities                                                                          14,951,405

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                          $1,222,517,792
                                                                                                                    --------------
                                                                                                                    --------------

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF               Paid-in capital                                                                        $1,112,188,879
NET ASSETS                   -----------------------------------------------------------------------------------------------------
                             Accumulated net investment loss                                                            (2,133,805)
                             -----------------------------------------------------------------------------------------------------
                             Accumulated net realized loss on investment transactions                                  (12,242,521)
                             -----------------------------------------------------------------------------------------------------
                             Net unrealized appreciation on investments and translation of
                             assets and liabilities denominated in foreign currencies --Notes 3 and 5                  124,705,239
                             -----------------------------------------------------------------------------------------------------
                             Net assets                                                                             $1,222,517,792
                                                                                                                    --------------
                                                                                                                    --------------

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE    Class A Shares:
                             Net asset value and redemption price per share (based on net assets of $966,974,329
                             and 24,968,250 shares of beneficial interest outstanding)                                      $38.73
                             Maximum offering price per share (net asset value plus sales charge of 5.75% of
                             offering price)                                                                                $41.09
                             -----------------------------------------------------------------------------------------------------
                             Class B Shares:
                             Net asset value, redemption price and offering price per share (based on net assets
                             of $202,606,474 and 5,374,718 shares of beneficial interest outstanding)                       $37.70
                             -----------------------------------------------------------------------------------------------------
                             Class C Shares:
                             Net asset value, redemption price and offering price per share (based on net assets
                             of $22,502,622 and 588,921 shares of beneficial interest outstanding)                          $38.21
                             -----------------------------------------------------------------------------------------------------
                             Class Y Shares:
                             Net asset value, redemption price and offering price per share (based on net assets
                             of $30,434,367 and 780,369 shares of beneficial interest outstanding)                          $39.00

                             See accompanying Notes to Financial Statements.


                             13    Oppenheimer Discovery Fund


                             STATEMENT OF OPERATIONS   For the Six Months Ended March 31, 1997 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME            Interest                                                                               $    7,109,592
                             -----------------------------------------------------------------------------------------------------
                             Dividends                                                                                     318,416
                                                                                                                    --------------
                             Total income                                                                                7,428,008

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES                     Management fees--Note 4                                                                     4,492,005
                             -----------------------------------------------------------------------------------------------------
                             Distribution and service plan fees--Note 4:
                             Class A                                                                                     1,329,838
                             Class B                                                                                     1,031,290
                             Class C                                                                                       103,892
                             -----------------------------------------------------------------------------------------------------
                             Transfer and shareholder servicing agent fees--Note 4                                       1,475,377
                             -----------------------------------------------------------------------------------------------------
                             Shareholder reports                                                                           316,600
                             -----------------------------------------------------------------------------------------------------
                             Registration and filing fees:
                             Class A                                                                                        23,308
                             Class B                                                                                        18,089
                             Class C                                                                                         2,741
                             Class Y                                                                                         1,917
                             -----------------------------------------------------------------------------------------------------
                             Custodian fees and expenses                                                                    44,230
                             -----------------------------------------------------------------------------------------------------
                             Trustees' fees and expenses--Note 1                                                            38,859
                             -----------------------------------------------------------------------------------------------------
                             Legal and auditing fees                                                                        14,431
                             -----------------------------------------------------------------------------------------------------
                             Other                                                                                          44,680
                                                                                                                    --------------
                             Total expenses                                                                              8,937,257

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                     (1,509,249)

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED      Net realized gain (loss) on:
GAIN (LOSS)                  Investments:
                             Unaffiliated companies                                                                      5,168,710
                             Affiliated companies                                                                       (4,590,018)
                             Closing of futures contracts                                                               (3,285,675)
                                                                                                                    --------------
                             Net realized loss                                                                          (2,706,983)
                             -----------------------------------------------------------------------------------------------------
                             Net change in unrealized appreciation or depreciation on:
                             Investments                                                                              (265,626,947)
                             Translation of assets and liabilities denominated in foreign currencies                       (91,735)
                                                                                                                    --------------
                             Net change                                                                               (265,718,682)
                                                                                                                    --------------
                             Net realized and unrealized loss                                                         (268,425,665)

----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 ($269,934,914)
                                                                                                                    --------------
                                                                                                                    --------------

                             See accompanying Notes to Financial Statements.


                             14  Oppenheimer Discovery Fund

                                STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 SIX MONTHS ENDED  YEAR ENDED
                                                                                                 MARCH 31, 1997    SEPTEMBER 30,
                                                                                                 (UNAUDITED)       1996
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                      Net investment loss                                              $   (1,509,249)   $   (4,391,298)
                                -------------------------------------------------------------------------------------------------
                                Net realized gain (loss)                                             (2,706,983)       92,875,503
                                -------------------------------------------------------------------------------------------------
                                Net change in unrealized appreciation or depreciation              (265,718,682)      178,297,200
                                                                                                 --------------    --------------
                                Net increase (decrease) in net assets resulting from operations    (269,934,914)      266,781,405

---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS   Distributions from net realized gain:
                                Class A                                                             (80,616,230)      (65,845,405)
                                Class B                                                             (15,161,997)       (7,032,331)
                                Class C                                                              (1,452,007)         (197,246)
                                Class Y                                                              (2,352,509)         (965,392)

---------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST             Net increase in net assets resulting from beneficial
TRANSACTIONS                    interest transactions--Note 2:
                                Class A                                                             103,803,326       196,657,756
                                Class B                                                              66,845,769        96,461,672
                                Class C                                                              10,901,435        15,930,604
                                Class Y                                                               7,630,608        18,542,687

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                      Total increase (decrease)                                          (180,336,519)      520,333,750
                                -------------------------------------------------------------------------------------------------
                                Beginning of period                                               1,402,854,311       882,520,561
                                                                                                 --------------    --------------
                                End of period (including accumulated net investment losses
                                of $2,133,805 and $624,556, respectively)                        $1,222,517,792    $1,402,854,311
                                                                                                 --------------    --------------
                                                                                                 --------------    --------------

                                See accompanying Notes to Financial Statements.


                                15  Oppenheimer Discovery Fund

FINANCIAL HIGHLIGHTS

                                                         CLASS A
                                                         ------------------------------------------------------
                                                         SIX MONTHS
                                                         ENDED
                                                         MARCH 31, 1997  YEAR ENDED SEPTEMBER 30,
                                                         (UNAUDITED)     1996         1995           1994
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                         $51.19          $43.65       $35.81       $39.90
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   (.02)           (.13)          --         (.11)
Net realized and unrealized gain (loss)                       (8.93)          11.26         9.46        (2.98)
                                                         ----------      ----------   ----------     --------
Total income (loss) from investment operations                (8.95)          11.13         9.46        (3.09)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gain          (3.51)          (3.59)       (1.62)       (1.00)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $38.73          $51.19       $43.65       $35.81
                                                         ----------      ----------   ----------     --------
                                                         ----------      ----------   ----------     --------

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                          (18.26)%         27.76%       28.03%       (7.91)%

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                 $  966,974      $1,160,087     $798,065     $613,740
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $1,102,030      $  937,563     $650,903     $588,642
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                  (0.10)%(5)      (0.32)%       0.00%       (0.34)%
Expenses                                                       1.20%(5)        1.22%        1.33%        1.32%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                     40.1%           79.7%       105.9%        83.3%
Average brokerage commission rate(7)                        $0.0599         $0.0577           --           --


(1) For the period from June 1, 1994 (inception of offering) to September 30, 1994.
(2) For the period from October 2, 1995 (inception of offering) to September 30, 1996.
(3) For the period from April 1, 1994 (inception of offering) to September 30, 1994.
(4) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


16  Oppenheimer Discovery Fund


                                                       CLASS A                   CLASS B
                                                       -------------------     ----------------------------------------------------
                                                                               SIX MONTHS
                                                                               ENDED
                                                                               MARCH 31, 1997    YEAR ENDED SEPTEMBER 30,
                                                       1993       1992         (UNAUDITED)       1996         1995        1994(3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                     $27.62     $26.03       $50.10          $43.11      $35.65      $35.65
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               (.13)      (.17)        (.09)           (.23)       (.21)        .03
Net realized and unrealized gain (loss)                   12.41       3.05        (8.80)          10.81        9.29        (.03)
                                                       --------   --------     --------        --------     -------     -------
Total income (loss) from investment operations            12.28       2.88        (8.89)          10.58        9.08          --
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gain         --      (1.29)       (3.51)          (3.59)      (1.62)         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $39.90     $27.62       $37.70          $50.10      $43.11      $35.65
                                                       --------   --------     --------        --------     -------     -------
                                                       --------   --------     --------        --------     -------     -------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                       44.46%     11.28%      (18.55)%         26.77%      27.04%      (1.93)%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $587,057   $294,010     $202,606        $193,637     $75,062     $26,491
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $451,016   $218,065     $207,245        $119,895     $43,301     $12,435
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                              (0.54)%    (0.62)%      (0.87)%(5)      (1.06)%     (0.78)%     (1.06)%(5)
Expenses                                                   1.27%      1.52%        1.96%(5)        1.99%       2.11%       2.36%(5)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                 85.2%      67.9%        40.1%           79.7%      105.9%       83.3%
Average brokerage commission rate(7)                         --         --      $0.0599         $0.0577          --          --


                                                      CLASS C                       CLASS Y
                                                      -------------------------     ------------------------------------------------
                                                      SIX MONTHS      PERIOD        SIX MONTHS
                                                      ENDED           ENDED         ENDED
                                                      MARCH 31, 1997  SEPT. 30,     MARCH 31, 1997  YEAR ENDED SEPTEMBER 30,
                                                      (UNAUDITED)     1996(2)       (UNAUDITED)     1996         1995    1994(1)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                   $50.73          $43.20        $51.44          $43.74      $35.81  $34.89
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.13)           (.21)          .02            (.02)       (.10)    .11
Net realized and unrealized gain (loss)                 (8.88)          11.33         (8.95)          11.31        9.65     .81
                                                      -------         -------       -------         -------      ------  ------
Total income (loss) from investment operations          (9.01)          11.12         (8.93)          11.29        9.55     .92
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gain    (3.51)          (3.59)        (3.51)          (3.59)      (1.62)     --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $38.21          $50.73        $39.00          $51.44      $43.74  $35.81
                                                      -------         -------       -------         -------      ------  ------
                                                      -------         -------       -------         -------      ------  ------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                    (18.56)%         27.96%       (18.13)%         28.09%      28.28%   3.20%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $22,503         $17,512       $30,434         $31,619      $9,394    $194
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $20,888          $7,109       $32,363         $18,563      $3,190    $ 39
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                            (0.89)%(5)      (1.00)%(5)     0.23%(5)       (0.04)%      0.03%  (0.13)%(5)
Expenses                                                 1.97%(5)        2.03%(5)      0.86%(5)        0.99%       1.26%   1.41%(5)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                               40.1%           79.7%         40.1%           79.7%      105.9%   83.3%
Average brokerage commission rate(7)                  $0.0599         $0.0577       $0.0599         $0.0577          --      --


(5) Annualized.
(6) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1997 were $602,627,670 and $435,727,156, respectively.
(7) Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. See accompanying Notes to Financial Statements.


17  Oppenheimer Discovery Fund

                             NOTES TO FINANCIAL STATEMENTS   (Unaudited)

--------------------------------------------------------------------------------
1. SIGNIFICANT               Oppenheimer Discovery Fund (the Fund) is registered
   ACCOUNTING POLICIES       under the Investment Company Act of 1940, as
                             amended, as a diversified, open-end management
                             investment company. The Fund's investment
                             objective is capital appreciation; current
                             income is not an objective. In seeking its
                             objective, the Fund emphasizes investments in
                             securities of "growth-type" companies,
                             including common stocks, preferred stocks,
                             convertible securities, rights, warrants and
                             options. The Fund's investment adviser is
                             OppenheimerFunds, Inc. (the Manager). The Fund
                             offers Class A, Class B, Class C and Class Y
                             shares. Class A shares are sold with a
                             front-end sales charge. Class B and Class C
                             shares may be subject to a contingent deferred
                             sales charge. All classes of shares have
                             identical rights to earnings, assets and voting
                             privileges, except that each class has its own
                             expenses directly attributable to a particular
                             class and exclusive voting rights with respect
                             to matters affecting a single class. Classes A,
                             B and C have separate distribution and/or
                             service plans.  No such plan has been adopted
                             for Class Y shares. Class B shares will
                             automatically convert to Class A shares six
                             years after the date of purchase.  The
                             following is a summary of significant
                             accounting policies consistently followed by
                             the Fund.
                             ---------------------------------------------------
                             INVESTMENT VALUATION.  Portfolio securities are
                             valued at the close of the New York Stock
                             Exchange on each trading day. Listed and
                             unlisted securities for which such information
                             is regularly reported are valued at the last
                             sale price of the day or, in the absence of
                             sales, at values based on the closing bid or
                             the last sale price on the prior trading day.
                             Long-term and short-term "non-money market"
                             debt securities are valued by a portfolio
                             pricing service approved by the Board of
                             Trustees. Such securities which cannot be
                             valued by the approved portfolio pricing
                             service are valued using dealer-supplied
                             valuations provided the Manager is satisfied
                             that the firm rendering the quotes is reliable
                             and that the quotes reflect current market
                             value, or are valued under consistently applied
                             procedures established by the Board of Trustees
                             to determine fair value in good faith.
                             Short-term "money market type" debt securities
                             having a remaining maturity of 60 days or less
                             are valued at cost (or last determined market
                             value) adjusted for amortization to maturity of
                             any premium or discount.
                             ---------------------------------------------------
                             REPURCHASE AGREEMENTS.  The Fund requires the
                             custodian to take possession, to have legally
                             segregated in the Federal Reserve Book Entry
                             System or to have segregated within the
                             custodian's vault, all securities held as
                             collateral for repurchase agreements. The
                             market value of the underlying securities is
                             required to be at least 102% of the resale
                             price at the time of purchase. If the seller of
                             the agreement defaults and the value of the
                             collateral declines, or if the seller enters an
                             insolvency proceeding, realization of the value
                             of the collateral by the Fund may be delayed or
                             limited.
                             ---------------------------------------------------
                             ALLOCATION OF INCOME, EXPENSES, AND GAINS AND
                             LOSSES.  Income, expenses (other than those
                             attributable to a specific class) and gains and
                             losses are allocated daily to each class of
                             shares based upon the relative proportion of
                             net assets represented by such class. Operating
                             expenses directly attributable to a specific
                             class are charged against the operations of
                             that class.
                             ---------------------------------------------------
                             FEDERAL TAXES.  The Fund intends to continue to
                             comply with provisions of the Internal Revenue
                             Code applicable to regulated investment
                             companies and to distribute all of its taxable
                             income, including any net realized gain on
                             investments not offset by loss carryovers, to
                             shareholders. Therefore, no federal income or
                             excise tax provision is required.
                             ---------------------------------------------------
                             TRUSTEES' FEES AND EXPENSES.  The Fund has
                             adopted a nonfunded retirement plan for the
                             Fund's independent trustees. Benefits are based
                             on years of service and fees paid to each
                             trustee during the years of service. During the
                             six months ended March 31, 1997, a provision of
                             $9,457 was made for the Fund's projected
                             benefit obligations, and payments  of $11,664
                             were made to retired trustees, resulting in an
                             accumulated liability of $194,740 at March 31,
                             1997.
                             ---------------------------------------------------
                             DISTRIBUTIONS TO SHAREHOLDERS.  Dividends and
                             distributions to shareholders are recorded on
                             the ex-dividend date.
                             ---------------------------------------------------
                             CLASSIFICATION OF DISTRIBUTIONS TO
                             SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Fund.


                             18  Oppenheimer Discovery Fund

--------------------------------------------------------------------------------
1. SIGNIFICANT               OTHER.  Investment transactions are accounted for
   ACCOUNTING POLICIES       on the date the investments are purchased or sold
   (CONTINUED)               (trade date) and dividend income is recorded on the
                             ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
                                  The preparation of financial statements in
                             conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF                 The Fund has authorized an unlimited number of no
   BENEFICIAL INTEREST       par value shares of beneficial interest of each
                             class. Transactions in shares of beneficial interest were as follows:


                           SIX MONTHS ENDED                   YEAR ENDED
                           MARCH 31, 1997                     SEPTEMBER 30, 1996(1)
                           -------------------------------    ---------------------------
                           SHARES           AMOUNT            SHARES          AMOUNT
-----------------------------------------------------------------------------------------
Class A:
Sold                        5,598,882     $ 256,409,299       12,519,702    $ 569,002,600
Distributions reinvested    1,804,638        78,740,208        1,596,700       64,139,185
Redeemed                   (5,096,477)     (231,346,181)      (9,738,312)    (436,484,029)
                           ----------     -------------       ----------    -------------
Net increase                2,307,043     $ 103,803,326        4,378,090    $ 196,657,756
                           ----------     -------------       ----------    -------------
                           ----------     -------------       ----------    -------------
-----------------------------------------------------------------------------------------
Class B:
Sold                        2,094,377     $  93,443,328        2,852,250    $ 129,720,421
Distributions reinvested      348,796        14,844,809          172,972        6,841,003
Redeemed                     (933,730)      (41,442,368)        (901,310)     (40,099,752)
                           ----------     -------------       ----------    -------------
Net increase                1,509,443     $  66,845,769        2,123,912    $  96,461,672
                           ----------     -------------       ----------    -------------
                           ----------     -------------       ----------    -------------
-----------------------------------------------------------------------------------------
Class C:
Sold                          616,188     $  27,609,145          760,144    $  35,068,889
Distributions reinvested       33,288         1,434,823            4,897          196,204
Redeemed                     (405,758)      (18,142,533)        (419,838)     (19,334,489)
                           ----------     -------------       ----------    -------------
Net increase                  243,718     $  10,901,435          345,203    $  15,930,604
                           ----------     -------------       ----------    -------------
                           ----------     -------------       ----------    -------------
-----------------------------------------------------------------------------------------
Class Y:
Sold                          357,651     $  16,345,736          535,075    $  24,859,892
Distributions reinvested       53,588         2,352,509           23,960          965,392
Redeemed                     (245,583)      (11,067,637)        (159,096)      (7,282,597)
                           ----------     -------------       ----------    -------------
Net increase                  165,656     $   7,630,608          399,939    $  18,542,687
                           ----------     -------------       ----------    -------------
                           ----------     -------------       ----------    -------------

(1) For the year ended September 30, 1996 for Class A, Class B and Class Y shares, and for the period from October 2, 1995 (inception of offering) to September 30, 1996 for
Class C shares.

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND      At March 31, 1997, net unrealized appreciation on
   LOSSES ON INVESTMENTS     investments of $124,705,239 was composed of gross
                             appreciation of $228,153,007, and gross
                             depreciation of $103,447,768.


                             19  Oppenheimer Discovery Fund

                             NOTES TO FINANCIAL STATEMENTS (Unaudited)
                             (Continued)

--------------------------------------------------------------------------------
4. MANAGEMENT FEES           Management fees paid to the Manager were in
   AND OTHER TRANSACTIONS    accordance with the investment advisory agreement
   WITH AFFILIATES           with the Fund which provides for a fee of 0.75% on
                             the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next
                             $200 million and 0.60% of the next $800
                             million. The Manager has voluntarily undertaken to waive a portion of its management fee, whereby the Fund shall pay an annual management fee of 0.58% of its net assets in excess of $1.5 billion.
                                  For the six months ended March 31, 1997,
                             commissions (sales charges paid by investors) on sales of Class A shares totaled $2,704,391, of which $920,512 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's
                             Class B and Class C shares totaled $2,639,827 and $124,527, of which $275,539 and $4,104, respectively, was paid to an affiliated
                             broker/dealer. During the six months ended
                             March 31, 1997, OFDI received contingent deferred sales charges of $195,774 and $11,461 upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
                                  OppenheimerFunds Services (OFS), a
                             division of the Manager, is the transfer and
                             shareholder servicing agent for the Fund, and for other registered investment companies.
                             OFS's total costs of providing such services are allocated ratably to these companies.
                                  The Fund has adopted a Service Plan for
                             Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed
                             0.25% of the average annual net assets of Class
                             A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.
                             During the six months ended March 31, 1997, OFDI paid $101,163 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.
                                  The Fund has adopted a reimbursement type
                             Distribution and Service Plan for Class B shares to reimburse OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares.
                             Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended March 31, 1997, OFDI paid
                             $11,054 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $902,504 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of March 31, 1997, OFDI had incurred unreimbursed expenses of $6,836,261 for Class B.
                                  The Fund has adopted a compensation type
                             Distribution and Service Plan for Class C shares to compensate OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares.
                             Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1997, OFDI retained $84,711 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of March 31, 1997, OFDI had incurred unreimbursed expenses of $310,201 for Class C.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS         The Fund may buy and sell interest rate futures
                             contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
                                  The Fund generally sells futures contracts to
                             hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.


                             20  Oppenheimer Discovery Fund

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS         Upon entering into a futures contract, the Fund is
   (CONTINUED)               required to deposit either cash or securities in an
                             amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
                                  Securities held in collateralized accounts to
                             cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and
                             Liabilities reflects a receivable or payable for the daily mark to market for variation margin.
                                  Risks of entering into futures contracts (and
                             related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                             At March 31, 1997, the Fund had outstanding futures contracts as follows:

                    EXPIRATION      NUMBER OF            VALUATION AS OF     UNREALIZED
                    DATE            FUTURES CONTRACTS    MARCH 31, 1997      DEPRECIATION
-----------------------------------------------------------------------------------------
Russell 2000        6/97            800                  $137,960,000        $4,582,920


--------------------------------------------------------------------------------
6. ILLIQUID AND              At March 31, 1997, investments in securities
   RESTRICTED SECURITIES     included issues that are illiquid or restricted.
                             Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund in tends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at March 31, 1997 was $17,316,391, which represents
                             1.42% of the Fund's net assets. Information concerning restricted securities is as follows:

                                                                                 VALUATION
                                                                                 PER UNIT AS OF
SECURITY                                   ACQUISITION DATES    COST PER UNIT    MARCH 31, 1997
-----------------------------------------------------------------------------------------------
AirNet Communications Corp., Series C      7/6/95               $6.00            $ 6.00
-----------------------------------------------------------------------------------------------
ICG Communications, Inc.                   6/9/93--5/10/96       6.97             12.71
-----------------------------------------------------------------------------------------------
Silicon Video Corp., Series E              4/24/96               5.50              5.50
-----------------------------------------------------------------------------------------------
Silver Diner, Inc.                         7/10/96               5.50              3.27



                             21  Oppenheimer Discovery Fund

                             OPPENHEIMER DISCOVERY FUND

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES        Leon Levy, Chairman of the Board of Trustees
                             Donald W. Spiro, Vice Chairman of the Board of
                               Trustees
                             Bridget A. Macaskill, Trustee and President
                             Robert G. Galli, Trustee
                             Benjamin Lipstein, Trustee
                             Elizabeth B. Moynihan, Trustee
                             Kenneth A. Randall, Trustee
                             Edward V. Regan, Trustee
                             Russell S. Reynolds, Jr., Trustee
                             Pauline Trigere, Trustee
                             Clayton K. Yeutter, Trustee
                             Jay W. Tracey, Vice President
                             George C. Bowen, Treasurer
                             Robert J. Bishop, Assistant Treasurer
                             Scott T. Farrar, Assistant Treasurer
                             Andrew J. Donohue, Secretary
                             Robert G. Zack, Assistant Secretary

-------------------------------------------------------------------------------
INVESTMENT ADVISER           OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.

-------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER     OppenheimerFunds Services
SERVICING AGENT

-------------------------------------------------------------------------------
CUSTODIAN OF                 The Bank of New York
PORTFOLIO SECURITIES

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS         KPMG Peat Marwick LLP

-------------------------------------------------------------------------------
LEGAL COUNSEL                Gordon Altman Butowsky Weitzen Shalov & Wein

                             The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Discovery Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Discovery Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                             22  Oppenheimer Discovery Fund

                             OPPENHEIMERFUNDS FAMILY

-------------------------------------------------------------------------------
                             OppenheimerFunds offers over 50 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.
                                  When you invest with OppenheimerFunds, you
                             can feel comfortable knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed-income investments--with over 3 million shareholder accounts and more than $60 billion under OppenheimerFunds' management and that of our affiliates.
                                  At OppenheimerFunds we don't charge a fee
                             to exchange shares. And you can exchange shares easily by mail or by telephone.(1) For more information on Oppenheimer funds, please contact your financial adviser or call us at 1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.

--------------------------------------------------------------------------------------------------------
REAL ASSET FUNDS             Real Asset Fund                        Gold & Special Minerals Fund
--------------------------------------------------------------------------------------------------------
STOCK FUNDS                  Developing Markets Fund                Quest Capital Value Fund
                             Global Emerging Growth Fund            Growth Fund
                             Enterprise Fund(2)                     Global Fund
                             International Growth Fund              Quest Global Value Fund
                             Discovery Fund                         Disciplined Value Fund
                             Quest Small Cap Value Fund             Oppenheimer Fund
                             Capital Appreciation Fund(3)           Value Stock Fund
                                                                    Quest Value Fund

--------------------------------------------------------------------------------------------------------
STOCK & BOND FUNDS           Main Street Income & Growth Fund       Equity Income Fund
                             Quest Opportunity Value Fund           Disciplined Allocation Fund
                             Total Return Fund                      Multiple Strategies Fund(4)
                             Quest Growth & Income Value Fund       Strategic Income & Growth Fund
                             Global Growth & Income Fund            Bond Fund for Growth

--------------------------------------------------------------------------------------------------------
BOND FUNDS                   International Bond Fund                Bond Fund
                             High Yield Fund                        U.S. Government Trust
                             Champion Income Fund                   Limited-Term Government Fund
                             Strategic Income Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL FUNDS              California Municipal Fund(5)           Insured Municipal Fund
                             Florida Municipal Fund(5)              Intermediate Municipal Fund
                             New Jersey Municipal Fund(5)
                             New York Municipal Fund(5)             ROCHESTER DIVISION
                             Pennsylvania Municipal Fund(5)         Rochester Fund Municipals
                             Municipal Bond Fund                    Limited Term New York Municipal Fund

--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS(6)        Money Market Fund                      Cash Reserves

--------------------------------------------------------------------------------------------------------
LIFESPAN                     Growth Fund                            Income Fund
                             Balanced Fund

                             (1) Exchange privileges are subject to change or termination. Shares may be exchanged only for shares of the same class of eligible funds.
                             (2) Effective 4/1/96, the Fund is closed to new investors.
                             (3) On 12/18/96, the Fund's name was changed from "Target Fund."
                             (4) On 3/6/97, the Fund's name was changed from "Asset Allocation Fund."
                             (5) Available only to investors in certain states.
                             (6) An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.
                             Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two
                             World Trade Center, New York, NY 10048-0203.
                             (C) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.

                             23  Oppenheimer Discovery Fund

    INFORMATION


GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m. ET
Saturday 10 a.m.-2 p.m. ET

1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions

1-800-533-3310

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments

1-800-835-3104

RS0500.001.0397       May 31, 1997


"HOW MAY I HELP YOU?"

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

     And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

     When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

     For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

[PHOTO]
Customer Service Representative
OppenheimerFunds Services

     You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

     So call us today--we're here to help.

[LOGO]

OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270

--------------
Bulk Rate
U.S. Postage
PAID
Permit No. 469
Denver, CO
--------------